Nature, Principal Activities and Subsidiaries (Details) - IPO € / shares in Units, € in Millions	May 17, 2006 EUR (€) € / shares shares
Nature, principal activities and subsidiaries
Number of ordinary shares issued through public offering | shares	71,000,000
Par value (in Euros per share)	€ 0.5
Share premium	€ 3.9
Total capital increase (including the share premium) | €	€ 312.4
Issue price	€ 4.4